Summary of significant accounting policies	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
Foreign currency translation
Foreign currency transactions are translated into functional currencies at exchange rates in effect on the date of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated into functional currencies at the foreign exchange rate applicable at that period-end date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Expenses are translated at the exchange rates that approximate those in effect on the date of the transaction. Realized and unrealized exchange gains and losses are recognized in the consolidated statement of loss and comprehensive loss.
On consolidation, assets and liabilities of operations with functional currency other than US dollars are translated into US dollars at period-end foreign currency rates. Revenues and expenses of such operations are translated into US dollars at average rates for the period. Foreign currency translation gains and losses are recognized in other comprehensive income. The relevant amount in cumulative foreign currency translation adjustment is reclassified into earnings upon disposition of a foreign operation.
Revenue recognition
The Company recognizes revenue to depict the transfer of promised services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services by applying the following steps:
•identify the contract with a customer;
•identify the performance obligations in the contract;
•determine the transaction price;
•allocate the transaction price; and
•recognize revenue when, or as, the Company satisfies a performance obligation.
Revenue represents the amount the Company expects to receive for products and services in its contracts with customers, net of discounts and sales taxes. The Company derives revenue from subscription of its product (“subscription revenue”) comprised of its hosted SaaS and from the provision of professional services including implementation services, technical services and training. Professional services do not include significant customization to, or development of, the software.
The Company recognizes revenue upon transfer of control of products or services to customers at an amount that reflects the consideration the Company expects to receive in exchange for the products or services transferred. The Company’s contracts with customers often include multiple products and services. The Company evaluates these arrangements to determine the appropriate unit of accounting (performance obligation) for revenue recognition purposes based on whether the product or service is distinct from some or all of the other products or services in the arrangement. A product or service is distinct if the customer can benefit from it on its own or together with other readily available resources and the Company’s promise to transfer the good or service is separately identifiable from other promises in the contractual arrangement with the customer. Non-distinct products and services are combined with other goods or services until they are distinct as a bundle and therefore form a single performance obligation. Subscription revenue and professional services are generally capable of being distinct for the Company and are accounted for as separate performance obligations.
The total consideration for the arrangement is allocated to the separate performance obligations based on their relative fair value and the revenue is recognized for each performance obligation when the requirements for revenue recognition have been met. The Company determines the fair value of each performance obligation based on the average selling price when they are sold separately. We update our estimates of SSP on an ongoing basis through internal periodic reviews and as events or circumstances may require. Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised service to a customer. We satisfy performance obligations over time.
Subscription revenue related to the provision of SaaS is recognized rateably over the contract term as the service is delivered. The contract term begins when the service is made available to the customer. The Company applies the time elapsed method to measure progress towards complete satisfaction of subscription revenue performance obligations. The time elapsed provided a faithful depiction of the Company's performance towards complete satisfaction of its performance obligations as a customer simultaneously received and consumes the benefits provided by the Company's performance as the Company performs on a daily basis.
Professional services revenue is recognized as services are rendered which is normally over the first few months of a contract with progress being measured over the implementation and training period. The Company applies labour hours expended which is an input method to measure progress towards complete satisfaction of professional services revenue performance obligations. Labour hours expended relative to the total expected labour hours to be expended provides a faithful depiction of the Company's performance towards complete satisfaction of the professional services performance obligations as it closely reflects the completion of activities based on budgeted labour hours and the value of the services transferred cannot be measured directly.
The Company records contract assets for selling commissions paid at the inception of a contract that are incremental costs of obtaining the contract, if the Company expects to recover those costs. Contract assets are subsequently amortized on a straight-line basis over a period consistent with the pattern of transfer of the products and services to which the asset relate. Incremental selling commissions to obtain a renewal of a contract are capitalized and amortized on a straight-line basis over the renewal period of the contract. The Company applies the IFRS 15 practical expedient and does not recognize incremental costs of obtaining a contract if the amortization period is one year or less.
The timing of revenue recognition and the contractual payment schedules often differ, resulting in contractual payments being billed before contractual products or services are delivered. Generally, the payment terms are between 30 to 60 days from the date of invoice. These amounts that are billed, but not earned, are recognized as deferred revenue. When products or services have been transferred to customers and revenue has been recognized, but not billed, the Company recognizes and includes these amounts as unbilled trade receivables.
The Company has elected to apply the practical expedient to not adjust the total consideration over the contract term for the effect of a financing component if the period between the transfer of services to the customer and the customer’s payment for these services is expected to be one year or less.
Deferred revenue
Deferred revenue primarily relates to subscription revenue agreements and professional services agreements, which have been paid for by customers prior to the performance of those services. Generally, the services will be provided in the next twelve months and are classified as current based on the length of the arrangement.
Cash and cash equivalents
Cash and cash equivalents include short-term investments in highly liquid marketable securities, having a term to maturity of three months or less.
Property and equipment
The Company’s property and equipment are measured at cost less accumulated depreciation and impairment losses.
The cost of an item of property and equipment includes expenditures that are directly attributable to the acquisition or construction of the asset.
Depreciation is recorded over the estimated useful lives as outlined below:
Electronic equipment    3 years straight line
Furniture    5 years straight line
Building    25 years straight line
Leasehold improvements     straight-line over term of the lease
The Company assesses an asset’s residual value, useful life and depreciation method on an annual basis and if any events have indicated a change and makes adjustments if appropriate.
Gains and losses on disposal of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of the property and equipment and are recognized in the consolidated statement of loss and comprehensive loss.
Business combinations
Business combinations are accounted for using the acquisition method. In applying the acquisition method, the Company separately measures at their acquisition-date fair values, the identifiable assets acquired, the liabilities assumed, goodwill acquired and any non-controlling interest in the acquired entity. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred to the former owners of the acquiree and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.
Acquisition costs in connection with a business combination are expensed as incurred.
Goodwill is measured as the excess of the fair value of the consideration transferred, less any non-controlling interest in the entity being acquired at the proportionate share of the recognized net identifiable assets acquired. Goodwill acquired through a business combination is allocated to each cash-generating unit (“CGU”) or group of CGUs that are expected to benefit from the related business combination. A group of CGUs represents the lowest level within the entity at which the goodwill is monitored for internal management purposes, which is not higher than an operating segment. Goodwill is tested for impairment annually or more frequently if certain indicators arise that indicate they are impaired.
Contingent consideration
The Company accounts for contingent consideration as a financial liability measured at fair value through profit or loss and subsequently re-measures fair value at the end of each reporting period. The change in the fair value of the contingent consideration, if any, is recognized as a gain or loss in the consolidated statements of loss and comprehensive loss.
Intangible assets
The Company’s intangible assets relate to internal-use software development costs or acquired identifiable intangible assets, such as trademarks, software technology and customer lists. Intangible assets acquired separately are measured on initial recognition at cost.
Certain costs incurred in connection with the development of internal-use software are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of application development. Development costs that are directly attributable to the design and testing of identifiable and unique software controlled by the Company are recognized as intangible assets when the following criteria are met:
•Technical feasibility of completing the intangible asset so that the asset will be available for use or sale;
•Intention to complete and its ability and intention to use or sell the asset;
•The asset will generate future economic benefits;
•The availability of resources to complete the asset; and
•The ability to measure reliably the expenditure during development.
The useful lives of intangible assets are assessed as either finite or indefinite. Intangible assets with a finite life are amortized over the estimated useful life. Intangible assets are amortized on a straight-line basis as follows:
Software technologies 5 – 10 years
Brands and trademarks 3 years
Customer lists 5 – 10 years
The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates.
Intangible assets with indefinite useful lives are not amortized. These assets have indefinite useful lives because there is no foreseeable limit to the cash flows generated by those intangible assets. They are tested for impairment at least annually or more frequently when there is an indication that the asset has been impaired, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis. Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset, and are recognized in the consolidated statements of loss and other comprehensive loss when the asset is derecognized.
Impairment of long-lived assets
Property and equipment and definite lived intangible assets are reviewed for impairment when events or circumstances indicate that the carrying amounts may not be recoverable. Intangible assets with an indefinite useful life or intangible assets not yet available for use are subject to an annual impairment test. Goodwill is not subject to amortization but is assessed for impairment on at least an annual basis and, additionally, whenever events and changes in circumstances suggest that the carrying amount may not be recoverable. The recoverable amount for goodwill and intangible assets with indefinite useful lives is estimated annually.
For purposes of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash inflows. The recoverable amount is the higher of an asset’s, or CGU's fair value less costs to sell. An impairment loss is measured as the amount by which the asset’s, or CGU's, carrying amount exceeds its recoverable amount. Furthermore, the Company performs a market capitalization test comparing the current share price to the recoverable amount. Impairment losses are recognized in the consolidated statements of loss and comprehensive loss.
An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
Government assistance
Government assistance, which mainly includes research and development and other tax credits, is recognized when there is reasonable assurance it will be received and all related conditions will be complied with. When the government assistance relates to an expense item, it is recognized as a reduction of expense over the period necessary to match the government assistance on a systematic basis to the costs it is intended to subsidize.
Research and development
Expenditures on research activities undertaken with the prospect of gaining technical knowledge and understanding are recognized in the consolidated statements of (loss) income as incurred. Certain costs incurred in connection with the development of software to be used internally or for providing services to customers are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of application development. Development costs that are directly attributable to the design and testing of identifiable and unique software products controlled by the Company are recognized as intangible assets when the following criteria are met:
• it is technically feasible to complete the software product so that it will be available for use;
•there is an ability and management intends to complete the software product and use or sell it;
• it can be demonstrated how the software product will generate probable future economic benefits;
•adequate technical, financial and other resources to complete the development and to use or sell the software products are available; and
•the expenditure attributable to the software product during its development can be reliably measured.

Costs that qualify for capitalization include both internal and external costs, but are limited to those that are directly related to the specific project. Capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment losses.
The Company recognizes the benefit of Italian research and development investment tax credits as a reduction of research and development costs when there is reasonable assurance the claim will be recovered.
Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive) (a) as a result of a past event; (b) when it is more probable than not an outflow of resources embodying economic benefits will be required to settle the obligation; and (c) when a reliable estimate can be made of the amount of the obligation.
Leases
At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right of control for the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset (“ROU asset”) and a lease liability at the lease commencement date, which is the date the leased asset is available for use. The ROU asset primarily related to office leases and is initially measured based on the initial amount of the lease liability. The lease liabilities include the net present value of the following lease payments:
•fixed payments (including any in-substance fixed payments, less any lease incentives receivable);
•variable lease payments that are based on an index or a rate;
•amounts expected to be payable by the lessee under residual value guarantees;
•exercise price of any purchase option if the company is reasonably certain to exercise that option; and
•payments for penalties for terminating the lease, if the lease term reflects the company exercising that option.
The ROU assets are depreciated to the earlier of the end of useful life of the ROU asset or the lease term using the straight-line method as this most closely reflects the expected pattern of the consumption of the future economic benefits.
The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. In addition, the ROU asset can be periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
Lease payments are discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate, which is the rate the company would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.
ROU assets are measured at cost comprising the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs.
The lease liability is classified and accounted for at the amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the ROU asset unless it has been reduced to zero. Any further reduction in the lease liability is then recognized in profit or loss.
The Company has elected to apply the practical expedient not to recognize ROU assets and lease liabilities for short-term leases that have a lease term of twelve months or less and for leases of low value assets. The lease payments associated with those leases is recognized as an expense on a straight-line basis over the lease term.
A lease modification will be accounted for as a separate lease if the modification increases the scope of the lease and if the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope. For a modification that is not a separate lease or where the increase in consideration is not commensurate, at the effective date of the lease modification, the Company will remeasure the lease liability using the Company’s incremental borrowing rate, when the rate implicit to the lease is not readily available, with a corresponding adjustment to the ROU asset.
When the Company acts as an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. The Company assesses the lease classification of a sub-lease with reference to the ROU asset arising from the head lease, not with reference to the underlying asset. To classify each lease, the Company makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the ROU asset. If this is the case, then the lease is accounted for as a net investment in finance lease. If not, then it is an operating lease. As part of this assessment the Company considers certain indicators such as whether the lease is for the major part of the economic life of the ROU asset.
Deferred compensation
The Company provides an employee severance indemnity, which is mandatory pursuant to the Italian Civil Code. Under this arrangement, the Company is obligated to pay deferred compensation based on the employees’ years of service and the compensation earned by the employee during the service period. The expected costs of these benefits are accrued over the period of employment using the same accounting methodology as used for a defined benefit plan. These benefits are unfunded. The cost of providing benefits under the defined benefit plan is determined using the projected unit credit method.
Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise, and are not reclassified to profit or loss in subsequent periods. These obligations are valued annually.
Past service costs are recognized in profit or loss on the earlier of:
•the date of the plan amendment or curtailment; and
•the date that the Company recognizes related restructuring costs.
Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Company recognizes the following changes in the net defined benefit obligation:
•service costs comprising current service costs, past-service costs, gains and losses on curtailments and non-routine settlements; and
•net interest expense or income.
Income taxes
Income tax expense represents the sum of the tax currently payable and deferred tax.
The tax currently payable is based on taxable profit for the year. Taxable profit differs from “profit before tax” as reported in the consolidated statement of loss and comprehensive loss because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the year.
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent it is probable taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.
The carrying amount of deferred tax assets is reviewed at the end of each year and reduced to the extent it is not probable sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the year in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the year.
The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the year, to recover or settle the carrying amount of its assets and liabilities.
Current and deferred taxes are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive loss or directly in equity, in which case the current and deferred taxes are also recognized in other comprehensive loss or directly in equity, respectively.
The Company has not recognized deferred income tax assets in excess of deferred income tax liabilities as at December 31, 2020 and 2019 as it is not considered probable at this time that the assets can be recovered.
Share-based payments
For equity-settled plans, expense is based on the fair value of the awards granted, calculated on the grant date, with a corresponding increase in equity. The expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are satisfied.
The Company uses the Black-Scholes valuation model to determine the fair value of equity settled stock options. Estimates are required for inputs to this model including the fair value of the underlying shares, the expected life of the option, volatility, expected dividend yield and the risk-free interest rate. Variation in actual results for any of these inputs will result in a different value of the stock option realized from the original estimate. The assumptions and estimates used are further outlined in the stock options note.
Loss per share
The Company presents basic and diluted loss per share data for its common shares. Basic loss per share is calculated by dividing the loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year.
Diluted loss per share is determined by adjusting the loss attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for the effects of all dilutive potential common shares, which are comprised of additional shares from the assumed exercise or conversion of share options and conversion of convertible promissory notes.
Financial instruments
Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instruments.
Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.
•Financial assets
On initial recognition, a financial asset is classified as measured at amortized cost, fair value through other comprehensive income (‘‘FVOCI’’), or fair value through profit and loss (‘‘FVTPL’’). The classification of financial assets is based on the business model in which a financial asset is managed and its contractual cash flow characteristics.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:
•it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.
The following accounting policies apply to the subsequent measurement of financial assets.

Financial assets at FVTPL	Subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost	Subsequently measured at amortized cost using the effective interest method, less any impairment losses. Interest income, foreign exchange gains and losses and impairment losses are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
•Financial liabilities
The Company initially recognizes financial liabilities at fair value on the date at which the Company becomes a party to the contractual provisions of the instrument.
The Company classifies its financial liabilities as either financial liabilities at FVTPL or amortized cost.
Subsequent to initial recognition, other liabilities are measured at amortized cost using the effective interest method. Financial liabilities at FVTPL are stated at fair value with changes being recognized in profit or loss.
The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.
•Financial liabilities and equity instruments
•Classification as debt or equity
Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
•Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by a group entity are recognized at the proceeds received, net of direct issue costs.
Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.
•Classification of financial instruments
The Company classifies its financial assets and liabilities depending on the purpose for which the financial instruments were acquired, their characteristics and management intent as outlined below:

Cash and cash equivalents    Amortized cost
Trade and other receivables    Amortized cost
Trade and other payables    Amortized cost
Contingent consideration    Fair value through profit or loss
Lease obligations    Amortized cost
Convertible promissory notes    Fair value through profit or loss
Secured debentures    Amortized cost
Mortgage payable    Amortized cost
•Impairment of financial assets
An expected credit loss (“ECL”) model applies to financial assets measured at amortized cost. The Company’s financial assets measured at amortized cost and subject to the ECL model consist primarily of trade receivables. The Company applies the simplified approach to impairment for trade and other receivables by recognizing lifetime expected losses on initial recognition through both the analysis of historical defaults and a reassessment of counterparty credit risk in revenue contracts on an annual basis.
Convertible promissory notes
Convertible promissory notes are convertible into common shares of the Company at a conversion price of US$2.50 per share. The Company determined that the convertible promissory notes did not meet the IFRS definition of equity due to the variability of the conversion ratio, which is based on the foreign exchange rates at the time of conversion. Changes in the fair value of convertible promissory notes are recognized through income in the period in which they occur except in cases where they result from changes in credit risk, in which case the fair value changes are recorded in other comprehensive income.
New standards, amendments and interpretations recently adopted by the Company
•IFRS 3 - Business combinations (“IFRS 3”)
Amendments to IFRS 3, issued in October 2018, provide clarification on the definition of a business. The amendments permit a simplified assessment to determine whether a transaction should be accounted for as a business combination or as an asset acquisition.
The amendments are effective for transactions for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. The amendment adoption did not have a significant impact on the Company’s financial statements.
•IAS 1 - Presentation of financial statements (“IAS 1”)
Amendments to IAS 1, issued in October 2018, provide clarification on the definition of material and how it should be applied. The amendments also align the definition of material across International Financial Reporting Standards and other publications.
The amendments are effective for annual periods beginning on or after January 1, 2020 and are required to be applied prospectively. The amendment adoption did not have a significant impact on the Company’s financial statements.